Stock-based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 EquityPlan	Mar. 31, 2012	Dec. 31, 2012 EquityPlan
Schedule Of Stock Options [Line Items]
Number of stock-based employee compensation plans	2		2
Options available to grant			174,000
Options maximum term			10 years
Stock-based employee compensation cost	$ 19	$ 0
Stock Incentive Plan 2004 | Restricted Stock
Schedule Of Stock Options [Line Items]
Stock-based Compensation, shares granted	4,500		35,000
Stock-based Compensation, number of directors shares granted			7
Stock-based Compensation, shares forfeited			5,000
Stock-based Compensation, shares outstanding			30,000
Stock-based Compensation, vesting period	5 years		5 years
Stock-based Compensation, grant-date fair value	$ 13.50		$ 12.56
Stock-based Compensation, compensation expense	1,000		38,000
Stock-based Compensation, remaining unrecognized compensation expense	$ 60,000		$ 339,000
Stock-based Compensation, recognition period for remaining unrecognized compensation expense	4 years 10 months 24 days		4 years 6 months